Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful Lives
Buildings and improvements	20 Years
Office and electronic equipment	3 - 5 Years
Motor vehicles	4 - 10 Years
Machinery	5 - 10 Years

Schedule of outlines the currency exchange rates
	December 31, 2022	June 30, 2022	December 31, 2021
Year-end spot rate	US$1= 6.9646 RMB	US$1= 6.7114 RMB	US$1= 6.3757 RMB
Average rate	US$1= 7.0087 RMB	US$1= 6.4661 RMB	US$1= 6.4266 RMB